GuideMark® Tax-Exempt Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2020

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.88%
	Alabama - 1.96%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$138,160
225,000	5.000%, 09/01/2046	336,852
		475,012
	Arizona - 4.86%
240,000	Arizona Board of Regents, Revenue Bond,
	5.000%, 07/01/2037	320,918
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond,
	5.000%, 07/01/2028	58,485
	Arizona Industrial Development Authority, Revenue Bond,
150,000	5.000%, 02/01/2030	200,772
150,000	6.000%, 07/01/2047	180,173
35,000	Pima County Industrial Development Authority, Revenue Bond,
	5.000%, 06/15/2047	35,643
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond,
	5.000%, 01/01/2039	126,400
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	214,265
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	42,638
		1,179,294
	Arkansas - 1.07%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	258,225
	California - 12.35%
200,000	California Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2049	329,096
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	128,284
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond,
	5.000%, 02/01/2042	116,994
100,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	117,359
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2039	301,027
200,000	California State University, Series A, Revenue Bond,
	5.000%, 11/01/2031	234,126
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	177,784
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	328,524
300,000	California, GO,
	5.000%, 11/01/2043	336,555
50,000	California, Refunding, GO,
	5.000%, 04/01/2032	71,665
	City & County of San Francisco, GO,
50,000	4.000%, 06/15/2039	60,093
55,000	4.000%, 06/15/2040	65,796
55,000	4.000%, 06/15/2041	65,617
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	113,400
125,000	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
	5.000%, 06/01/2047	129,678
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	416,998
		2,992,996
	Colorado - 3.99%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	153,103
	Colorado Health Facilities Authority, Revenue Bond,
250,000	5.000%, 08/01/2029	325,487
130,000	8.000%, 08/01/2043	139,558
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	349,963
		968,111
	Delaware - 1.05%
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	255,624
	Florida - 4.42%
100,000	Broward County FL Airport System, Revenue Bond,
	5.000%, 10/01/2033	127,129
100,000	Central Florida Expressway Authority, Revenue Bond,
	5.000%, 07/01/2033	129,648
100,000	Florida Development Finance Corp., Transportation District, Series A, Revenue Bond,
	6.500%, 01/01/2049 (b)	96,311
140,000	Florida Development Finance Corp., Transportation District, Series B, Revenue Bond,
	7.375%, 01/01/2049	137,358
145,000	Florida, Series A, Refunding, GO,
	4.000%, 07/01/2033	177,954
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	252,054
95,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	95,317
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	10,898
40,000	7.500%, 06/01/2049	43,581
		1,070,250
	Georgia - 1.47%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	355,584
	Illinois - 10.24%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	112,294
100,000	5.000%, 04/01/2046	111,475
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	112,143
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	112,975
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2028	111,092
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	84,283
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	70,208
160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	179,858
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	146,318
	Illinois, GO,
35,000	5.000%, 01/01/2028	39,461
40,000	5.125%, 12/01/2029	46,675
205,000	5.250%, 02/01/2030	221,804
70,000	5.250%, 02/01/2032	75,454
45,000	5.250%, 02/01/2033	48,380
20,000	5.000%, 05/01/2036	21,378
70,000	5.000%, 11/01/2036	77,960
30,000	5.000%, 02/01/2039	31,826
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	31,384
150,000	Illinois, Series B, GO,
	4.000%, 10/01/2035	164,411
75,000	Illinois, Series C, GO,
	4.000%, 10/01/2037	81,640
100,000	O'Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	115,476
150,000	O'Hare International Airport, Series D, Revenue Bond,
	5.250%, 01/01/2030	163,090
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	178,724
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	142,699
		2,481,008
	Indiana - 2.74%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	120,020
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	281,262
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	133,015
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	130,170
		664,467
	Iowa - 0.43%
100,000	Iowa Finance Authority, Revenue Bond,
	5.125%, 08/01/2048	104,653
	Louisiana - 0.95%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	230,562
	Maryland - 0.90%
200,000	Westminster Project Revenue, Lutheran Village at Miller's Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	218,278
	Michigan - 0.47%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	113,133
	Minnesota - 3.00%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	74,719
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	179,453
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond,
	6.875%, 12/01/2048	162,139
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	310,770
		727,081
	Mississippi - 2.68%
	Mississippi Business Finance Corp., Series B, Revenue Bond,
250,000	0.100%, 12/01/2030 (b)	250,000
100,000	0.100%, 12/01/2030 (b)	100,000
300,000	Mississippi Business Finance Corp., Series L, Revenue Bond,
	0.100%, 11/01/2035 (b)	300,000
		650,000
	Missouri - 1.36%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	204,348
100,000	Kansas City Industrial Development Authority, Revenue Bond,
	5.000%, 03/01/2057	124,465
		328,813
	Montana - 0.42%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	101,996
	Nebraska - 0.62%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	151,268
	New Hampshire - 0.52%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	126,444
	New Jersey - 1.80%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	173,733
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/15/2031	116,107
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	28,941
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	116,803
		435,584
	New York - 10.63%
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	123,508
105,000	Monroe County Industrial Development Corp., Revenue Bond,
	4.000%, 12/01/2046	120,738
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	42,535
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond,
	5.000%, 07/15/2028	131,728
250,000	New York City Water & Sewer System, Revenue Bond,
	4.000%, 06/15/2050	297,233
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	117,509
250,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.000%, 07/01/2038	265,880
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	663,445
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	254,559
100,000	New York State Dormitory Authority, Series A, Unrefunded, Revenue Bond,
	5.000%, 02/15/2031	124,644
100,000	New York Transportation Development Corp., Revenue Bond,
	4.000%, 12/01/2041	117,150
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	207,118
85,000	Triborough Bridge & Tunnel Authority, Revenue Bond
	5.000%, 11/15/2049	109,892
		2,575,939
	North Carolina - 1.41%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	342,874
	Ohio - 2.14%
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	159,073
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	104,690
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	255,668
		519,431
	Oregon - 0.55%
100,000	Oregon, Series A, GO,
	5.000%, 05/01/2028	132,449
	Pennsylvania - 1.52%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	55,819
50,000	5.000%, 04/01/2047	59,782
100,000	Commonwealth Financing Authority, Revenue Bond,
	5.000%, 06/01/2034	125,207
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	127,560
		368,368
	Puerto Rico - 4.03%
95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond,
	5.000%, 07/01/2042 (c)(e)	76,950
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond,
	5.250%, 07/01/2027 (c)(e)	44,688
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond,
	5.000%, 07/01/2028 (c)(e)	64,800
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond,
	5.250%, 07/01/2040 (c)(e)	73,125
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond,
250,000	4.329%, 07/01/2040	271,360
405,000	4.750%, 07/01/2053	446,091
		977,014
	South Carolina - 2.34%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	453,144
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond,
	5.750%, 06/15/2039	113,297
		566,441
	South Dakota - 0.45%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond,
	5.000%, 06/01/2026	110,000
	Texas - 6.29%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	200,000
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	114,977
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	216,560
125,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	124,994
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	245,603
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	116,843
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	112,694
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
85,000	7.000%, 12/31/2038	97,821
115,000	6.750%, 06/30/2043	131,435
100,000	University of Texas, Revenue Bond,
	5.000%, 08/15/2049	164,569
		1,525,496
	Utah - 2.61%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	121,435
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	510,550
		631,985
	Virginia - 3.28%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	8.553%, 06/01/2047 (d)	336,123
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	460,056
		796,179
	Washington - 1.41%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	341,295
	Wisconsin - 4.92%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2025	113,332
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond,
	7.000%, 07/01/2043	93,681
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
55,000	5.000%, 07/01/2022	57,102
150,000	5.750%, 10/01/2031	155,193
225,000	5.250%, 05/15/2047	240,302
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	10,635
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	521,448
		1,191,693
	Total Municipal Debt Obligations (Cost $21,880,468)	23,967,547

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.10%
	Money Market Funds - 0.10%
24,544	STIT - Invesco Treasury Obligations Portfolio - Institutional
	Effective Yield, 0.01% (a)	$24,544
	Total Short Term Investments (Cost $24,544)	24,544

	Total Investments (Cost $21,905,012) - 98.98%	23,992,091
	Other Assets in Excess of Liabilities - 1.02%	247,479
	TOTAL NET ASSETS - 100.00%	$24,239,570

Percentages are stated as a percent of net assets.
(a)	Seven-day yield as of December 31, 2020.
(b)	Adjustable rate security - the rate is determined by the Remarking Agent.
(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Zero coupon bond. Effective yield is listed.
(e)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $259,563, which represents 1.07% of total net assets.

Glossary of Terms
CMI	- California Mortgage Insurance
GO	- General Obligation